Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net profit (loss)	$ 370,023	$ 334,544	$ (224,974)
Adjustments for:
Income tax expense	48,000	38,271	32,759
Finance cost	35,223	37,024	33,155
Finance income	(17,939)	(13,000)	(25,947)
Depreciation, amortization and impairment	164,345	159,194	134,888
Loss (gain) on sale of property and equipment	(2)	604	1,896
Disposal of assets	3,318	4,139	3,344
Impairment of accounts receivable	879	1,511	(71)
Allowance for obsolescence of expendable parts and supplies	182	87	63
Derivative instruments mark to market	(2,801)	(111,642)	11,572
Share-based compensation expense	7,422	7,539	4,034
Net foreign exchange differences	38,017	35,525	435,983
Change in:
Accounts receivable	(3,534)	(9,967)	17,471
Accounts receivable from related parties	181	143	(317)
Other current assets	25,770	(14,745)	4,398
Restricted cash		64,228	(11,803)
Other assets	(1,012)	10,202	14,628
Accounts payable	20,943	16,387	(31,913)
Accounts payable from related parties	4,199	3,076	(1,801)
Air traffic liability	74,456	44,127	(55,902)
Frequent flyer deferred revenue	10,933	16,484	18,884
Other liability	20,883	30,117	2,598
Cash from operating activities	799,486	653,848	362,945
Income tax paid	(51,077)	(33,364)	(39,168)
Interest paid	(35,312)	(37,420)	(31,668)
Interest received	14,235	11,526	24,754
Net cash from operating activities	727,332	594,590	316,863
Investing activities
Acquisition of investments	(854,119)	(553,037)	(383,005)
Proceeds from redemption of investments	567,007	485,944	435,110
Advance payments on aircraft purchase contracts and other	(191,315)	(47,479)	(83,064)
Reimbursement of advance payments on aircraft purchase contracts	28,888	29,150	161,169
Acquisition of property and equipment	(109,945)	(88,345)	(81,788)
Proceeds from sale of property and equipment	6	8,332	3,380
Acquisition of intangible assets	(18,681)	(14,474)	(19,418)
Net cash (used in) from investing activities	(578,159)	(179,909)	32,384
Financing activities
Proceeds from new borrowings	147,798	164,400	130,000
Payments on loans, borrowings and finance leases	(246,349)	(326,965)	(221,912)
Dividends paid	(106,792)	(86,116)	(147,592)
Proceeds from exercise of share options	587	56
Repurchase of treasury shares			(117,962)
Net cash used in financing activities	(204,756)	(248,625)	(357,466)
Net (decrease) increase in cash and cash equivalents	(55,583)	166,056	(8,219)
Cash and cash equivalent at Beginning value	331,687	204,715	221,443
Effect of exchange rate change on cash	(37,312)	(39,084)	(8,509)
Cash and cash equivalent at Ending balance	$ 238,792	$ 331,687	$ 204,715